Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other	$ 245,781	$ 296,523
Deferred revenue	402,007	421,542
Accrued interest	254,834	262,559
Derivative liabilities (Note 10)	103,778	29,321
Operating lease liabilities (Note 15)	54,445
Accounts payable, accrued expenses and other liabilities	$ 1,060,845	$ 1,009,945